Annual Total Returns - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2024
Fidelity Advisor Government Income Fund - Class A
Bar Chart Table:
Annual Return 2014	5.09%
Annual Return 2015	0.18%
Annual Return 2016	0.74%
Annual Return 2017	1.78%
Annual Return 2018	0.38%
Annual Return 2019	6.05%
Annual Return 2020	6.45%
Annual Return 2021	(2.47%)
Annual Return 2022	(13.04%)
Annual Return 2023	3.86%
Fidelity Advisor Government Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018